Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net profit for the year	S/ 1,450,115	S/ 1,091,394	S/ 1,033,454
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
Revaluation of gains on equity instruments at fair value through other comprehensive income	116,672	41,398
Income Tax	219	26
Total unrealized gain that will not be reclassified to the consolidated statement of income	116,891	41,424
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	1,263,135	(478,005)
Income Tax	7,878	6,309
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,271,013	(471,696)
Insurance premiums reserve	(1,001,073)	750,794	(195,619)
Net movement in available-for-sale investments	0		439,828
Income Tax	0		14,471
Total	0		454,299
Net movement of cash flow hedges	(63,938)	38,453	(2,528)
Income Tax	13,052	(10,335)	1,172
Total	(50,886)	28,118	(1,356)
Translation of foreign operations	(14,507)	26,589	(22,480)
Total unrealized gain to be reclassified to the consolidated statement of income in subsequent periods	204,547	333,805	234,844
Total other comprehensive income for the year, net of Income Tax	1,771,553	1,466,623	1,268,298
Attributable to:
IFS's shareholders	1,762,477	1,460,736	1,261,772
Non-controlling interest	9,076	5,887	6,526
Total other comprehensive income	S/ 1,771,553	S/ 1,466,623	S/ 1,268,298